Shareholder Report, Line Graph (Details) 194038_Innovator Hedged Nasdaq-100 ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Aug. 19, 2024	Oct. 31, 2025
Innovator Hedged Nasdaq-100® ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator Hedged Nasdaq-100 ETF NAV
Accumulated Value	$ 10,143	$ 10,000	$ 11,951
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ 100 Total Return Index
Accumulated Value	10,076	10,000	$ 13,195
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ 100 Index
Accumulated Value	$ 10,063	$ 10,000	$ 13,082